Net finance costs	12 Months Ended
Dec. 31, 2025
Net finance costs
Net finance costs

20.   Net finance costs

	December 31, 2025	December 31, 2024	December 31, 2023
Finance income:	16,666	15,001	15,092
Foreign-exchange gain	9,143	8,699	7,811
Income from financial investments	3,253	2,444	1,634
Gains on derivatives	3,030	1,822	4,899
Interest income on other assets	1,091	1,133	474
Other finance income	149	903	274
Finance costs:	(26,128)	(26,823)	(30,359)
Interest and charges on loans and leases	(12,770)	(13,947)	(16,725)
Foreign-exchange loss	(10,107)	(6,806)	(9,459)
Loss on derivatives	(1,398)	(3,947)	(1,932)
Interest expenses on other liabilities	(731)	(723)	(1,021)
Other finance costs	(1,122)	(1,400)	(1,222)
Net finance costs	(9,462)	(11,822)	(15,267)